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August 17, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-effective Amendment No. 1 to Registration Statement on Form S-3 to Form S-1

Brighthouse Life Insurance Company of NY

Brighthouse Shield® Level Select 6-Year Annuity

(File No. 333-265199)

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 1 (the “Amendment”) on the Company’s registration statement on Form S-3 to Form S-1 (the “Registration Statement”) for Brighthouse Shield® Level Select 6-Year Annuity, an individual single premium deferred index-linked separate account annuity contract (the “Contract”).

The Amendment is being filed for the purpose of converting the Registration Statement from Form S-3 to Form S-1 in order to facilitate the Company’s intended reliance on Rule 12h-7 under the Securities Exchange Act of 1934 (the “1934 Act”). As you know, Rule 12h-7 exempts insurance companies from the 1934 Act’s periodic and current reporting requirements with respect to non-variable insurance products that are registered under the Securities Act of 1933, provided that certain conditions are satisfied. While registration on Form S-1 is not an express condition of Rule 12h-7, the eligibility requirements of Form S-3 require a registrant to file 1934 reports, making reliance on Rule 12h-7 and registration on Form S-3 generally incompatible. The Company previously opted to register the Contracts on Form S-1 in order to realize the benefits associated with that registration form (e.g., shorter-form prospectus and forward incorporated by reference). In light of certain business decisions and changes, the Company has decided that suspending 1934 Act reporting (by relying on Rule 12h-7) outweighs the benefits associated with Form S-3. Accordingly, BLNY is taking the necessary step of registering the Contracts on Form S-1.

If you have any questions or comments regarding the Amendment, or if I can facilitate your review in any way, please do not hesitate to contact me.

Very truly yours,

/s/ Dodie C. Kent Dodie C. Kent Partner Eversheds Sutherland (US) LLP

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August 17, 2022 Page 2

cc:	Michele H. Abate, Vice President & Associate General Counsel, Brighthouse Financial, Inc. Alyson Saad, Managing Corporate Counsel, Brighthouse Financial, Inc.